Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 644,294	$ 2,145,716	$ 0
International [Member]
Revenue	644,294	2,145,716	0
Other [Member]
Revenue	0	0	0
Revenue [Member]
Revenue	$ 644,294	$ 2,145,716	$ 0